Schedule III - Supplementary Insurance Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred Policy Acquisition Costs	$ 306.6	$ 291.1	$ 248.5
Net Reserves for Losses and LAE	3,970.1	4,632.0	4,996.6	$ 5,234.3
Net Reserves for Unearned Premiums	1,363.7	1,294.0	1,150.3
Net earned premium	2,532.6	2,293.3	2,214.7
Net Investment Income	154.6	197.3	198.2
Losses and LAE Expenses	1,840.8	1,679.7	1,573.0
Policy Acquisition Expenses	465.7	412.7	371.6
Net written premiums	2,582.9	2,427.9	2,082.0
General and Administrative Expenses	308.0	341.5	357.7
Reinsurance
Deferred Policy Acquisition Costs	206.8	210.3	208.3
Net Reserves for Losses and LAE	2,095.7	2,605.9	2,843.6
Net Reserves for Unearned Premiums	617.6	599.9	616.0
Net earned premium	1,292.1	1,255.2	1,256.4
Losses and LAE Expenses	958.6	917.9	927.0
Policy Acquisition Expenses	246.0	264.9	260.9
Net written premiums	1,302.1	1,251.1	1,182.9
General and Administrative Expenses	110.8	111.7	118.5
Insurance
Deferred Policy Acquisition Costs	99.8	80.8	40.2
Net Reserves for Losses and LAE	1,874.4	2,026.1	2,153.0
Net Reserves for Unearned Premiums	746.1	694.1	534.3
Net earned premium	1,240.5	1,038.1	958.3
Losses and LAE Expenses	882.2	761.8	646.0
Policy Acquisition Expenses	219.7	147.8	110.7
Net written premiums	1,280.8	1,176.8	899.1
General and Administrative Expenses	$ 197.2	$ 229.8	$ 239.2